Premiums and Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Insurance [Abstract]
Insurance premiums receivable	$ 1,246	$ 60,286
Other receivables	6,079	6,805
Allowance for uncollectible amounts	(5,325)	(4,310)
Total	$ 2,000	$ 62,781